INVESTMENT ADVISER
CITIZENS TRUST COMPANY
(Part of Citizens Bank)
One Citizens Plaza
Providence, Rhode Island 02903

ADMINISTRATOR AND FOUNDER
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue, Suite 2300
New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Paul Y. Clinton
David A. Duffy
Robert L. Krakoff
William J. Nightingale
J. William Weeks

Officers
Lacy B. Herrmann, President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
ADMINISTRATIVE DATA
  MANAGEMENT CORP.
581 Main Street
Woodbridge, New Jersey 07095-1198

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154



Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT
DECEMBER 31, 1996

A TAX-FREE INCOME INVESTMENT

(Logo of Aquila Group of Funds Eagle Head)

(Logo of Narragansett Insured Tax-Free Income Fund)


ONE OF THE
AQUILASM GROUP OF FUNDS

             NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       SEMI-ANNUAL REPORT
                   "THE VALUE OF STEADFASTNESS"
                                                        February 18, 1997



Dear Investor:

     Most of us have heard, at one time or another, the story of the tortoise and the hare. With respect to your investment in Narragansett Insured Tax-Free Income Fund, this old adage, detailing the virtue of steadfastness, speaks volumes. If the finish line you are seeking to cross is one of capital preservation and double tax-free income, then an investment which performs much like the tortoise just might "win the race."

THE CALL OF THE STOCK MARKET

     As I am sure you will agree, recent years have been banner ones for the stock market. The spectacular price increases experienced have made the appeal of investing in equity securities extremely powerful and, at times, almost irresistible.

     If it were possible to know in advance just what and when to buy or sell in order to maximize profit, then constantly switching your investment vehicle, trying to capture the latest trend, would be uncomplicated.

     Unfortunately, "timing" the market, with any degree of consistency, is near impossible. We have generally found that, for the average investor, switching continuously from one security to another in the management of his/her investment portfolio tends to be a fruitless, often imprudent, exercise. With the degree of volatility inherent in the equity markets, missing an upturn or downturn could result in a disastrous loss of invested principal.

PROUD TO BE A TORTOISE
     Our various survey results indicate that a substantial portion of investors in Narragansett Insured Tax-Free Income Fund are retirees or pre-retirees who are concerned about capital preservation. Accordingly, staying on track with your investment in the Fund could well prove to be the most appropriate course to follow. Although equity investments can be rewarding for a portion of one's capital, it is still critical to keep firmly in mind your overall investment goal and not get disproportionately distracted by the dazzle of other investments.

     It is no great secret that municipal bonds, such as those in which the Fund invests, are generally not exciting investments. Unlike stocks, they do not experience abrupt, dramatic highs. However, it must be kept in mind that municipal bonds also do not experience the dumbfounding lows of stocks. Municipal bond funds just plod along from year to year, much like the tortoise, producing consistent double tax-free results for shareholders.

     While being a tortoise may not be as glamorous as being a hare, this should not represent a cause for concern. The end result is really what counts - not how you got there, but that you got there at all.

CAPITAL PRESERVATION STRATEGIES
     Although capital preservation is not guaranteed, the Fund does take some very deliberate steps to ensure that there will be minimal volatility in share price over a reasonable time frame.

     The Fund's basic philosophy is "don't put all your eggs in one basket." And, when you choose the eggs for that basket, choose only quality ones.

     DIVERSIFICATION is a key stability tool used in the construction of the Fund's investment portfolio. At year-end 1996, over 115 separate municipal issues were represented in the Fund's portfolio. Having such a breadth of participation helps to ensure against any significant loss of principal by the Fund in the remote event anything ever did go wrong with a particular issuer. Such diversification also enables the Fund to participate in financing many different vital public purpose projects in numerous communities throughout Rhode island, thereby benefitting residents of the entire state.

     We have found from experience that sticking with QUALITY is best in the long run. Therefore, all investments in the Fund are rated AAA - THE HIGHEST CREDIT RATING assigned by nationally-known credit rating services. All municipal securities selected for the Fund's portfolio are carefully analyzed by the Investment Adviser to ensure that on their own they possess the level of quality and sound characteristics desired. However, as an extra measure of protection, management has generally sought, to have the Fund's holdings insured by specialized insurance companies. This insurance feature provides an extra measure of protection for your investment - protection against credit risk. Such insurance coverage, furnished by only top-rated insurance companies that specialize in insuring municipal securities, provides for timely payment of principal and interest on the municipal obligations in the Fund in the event, however remote, a problem ever did occur with any of the municipal issuers.

     Emphasis is also placed on having A SPREAD OF MATURITIES in the Fund's investment portfolio. As you probably are aware, short term maturities tend to have very little price fluctuation, but produce a lesser rate of return than longer maturity securities. Conversely, long-term maturities produce a higher return level, but have a much higher price volatility factor than shorter-term issues since they reflect the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

     By creating a blend of maturities, ranging from under one year to over 20 years in length, the Fund attempts to provide you with a satisfactory level of return without subjecting the share price to excessive swings as interest rates move up and down. Thus, the current average maturity of the Fund's portfolio is the relatively intermediate term of 11.7 years.

     The Fund's Investment Adviser, Citizens Trust Company, examines the above elements very carefully when selecting each individual "egg" for your basket of investments in order to obtain the most appropriate fit. Such careful attention seeks to provide protection for shareholders' capital and promote stability.

TAX-FREE RATE OF RETURN
     What many investors sometime forget is that while the level of income from the Fund may seem unimpressive on the surface, it is DOUBLE TAX-FREE* - free of both regular Federal and State of Rhode Island income taxes. When the rate of return achieved by the Fund is converted into a taxable equivalent rate, the outcome is generally quite an eye-opener.

     The following chart shows the average annualized level of double tax-free income return distributed to shareholders from January 1, 1996 to December 31, 1996, as measured against the maximum public offering price.**
It additionally illustrates the rate of taxable income return one would have had to earn in order to equate to the DOUBLE TAX-FREE income return generated by the Fund.

(Double Tax-Free Distribution Rate Bar Chart)

Tax Bracket      Taxable Equivalent Rate    Double Tax-Free Distribution Rate
28%              7.51%                       4.99%
31%              8.04%                       4.99%
36%              8.83%                       4.99%
39.6%            9.49%                       4.99%

     No matter which Federal income tax bracket applies, you can readily see that there is quite a difference between the TAXABLE and the DOUBLE TAX-FREE return levels.

OUR PLEDGE TO YOU

     Management of Narragansett Insured Tax-Free Income Fund values the confidence you have placed in us. You can be assured that we will steadfastly strive to help you cross the finish line of your investment goal.

                                                Sincerely,
                                                /s/ Lacy B. Herrmann
                                                Lacy B. Herrmann
                                                President and Chairman
                                                  of the Board of Trustees

* Under certain circumstances, a small portion of the Fund's income may be subject to state and Federal taxes.
** The performance shown represents that of Class A shares. Such performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's average annual total return as of 12/31/96 for the past one-year period was 4.28% and since inception was 6.76%. These returns do not take into consideration the maximum sales charge of 4% or subsidization or waiver of management fees and certain expenses. Returns would be less if sales charges, management fees and expenses were applied. As of 12/31/96, the Fund's 30-day SEC yield was 4.70%.

                 NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          STATEMENT OF INVESTMENTS
                        DECEMBER 31, 1996 (unaudited)


                                                      Rating
   Face                                               Moody's/
  Amount           General Obligation Bonds (56.1%)   S&P             Value
  $ 300,000        Town of Bristol, Rhode Island,
                     MBIA Insured
                     5.000%, 12/01/08                Aaa/AAA        $ 294,000
    100,000        Town of Bristol, Rhode Island,
                     MBIA Insured
                     6.000%, 12/15/11                Aaa/AAA          105,000
    100,000        Town of Bristol, Rhode Island,
                     MBIA Insured
                     6.000%, 12/15/12                Aaa/AAA          104,500
  1,000,000        Town of Bristol, Rhode Island,
                     MBIA Insured
                     5.100%, 08/15/07                Aaa/AAA          998,750
    405,000        Town of Burrillville, Rhode
                     Island, AMBAC Insured
                     5.300%, 07/15/08                Aaa/AAA          415,125
    250,000        Town of Burrillville, Rhode
                     Island, MBIA Insured
                     5.400%, 10/01/06                Aaa/AAA          261,875
    250,000        Town of Burrillville, Rhode
                     Island, MBIA Insured
                     5.500%, 10/01/07                Aaa/AAA          261,875
    150,000        Town of Burrillville, Rhode
                     Island, MBIA Insured
                     5.700%, 10/15/10                Aaa/AAA          155,063
    500,000        Central Falls, Rhode Island,
                     MBIA Insured
                     4.900%, 11/15/05                Aaa/AAA          501,250
    500,000        Central Falls, Rhode Island,
                     MBIA Insured
                     5.200%, 11/15/09                Aaa/AAA          499,375
    300,000        Cranston, Rhode Island, MBIA
                     Insured
                     5.500%, 06/15/07                Aaa/AAA          310,500
  1,120,000        Cranston, Rhode Island, MBIA
                     Insured
                     5.300%, 07/15/05                Aaa/AAA        1,150,800
    345,000        Town of Cumberland, Rhode
                     Island, MBIA Insured
                     5.500%, 09/01/06                Aaa/AAA          361,819
    500,000        Town of Cumberland, Rhode
                     Island, MBIA Insured
                     5.600%, 10/01/08                Aaa/AAA          518,750
    400,000        Town of Lincoln, Rhode Island,
                     MBIA Insured
                     6.000%, 01/15/06                Aaa/AAA          408,088
    400,000        Town of Lincoln, Rhode Island,
                     MBIA Insured
                     5.100%, 01/15/06                Aaa/AAA          406,000
    400,000        Town of Lincoln, Rhode Island,
                     MBIA Insured
                     5.200%, 08/15/06                Aaa/AAA          409,000
    850,000        Town of Lincoln, Rhode Island,
                     MBIA Insured
                     5.500%, 08/15/10                Aaa/AAA          865,937
    100,000        Town of Lincoln, Rhode Island,
                     AMBAC Insured
                     5.625%, 04/15/11                Aaa/AAA          102,125
    250,000        Town of Lincoln, Rhode Island,
                     MBIA Insured
                     5.750%, 08/01/15                Aaa/AAA          255,625
    300,000        Narragansett, Rhode Island,
                     MBIA Insured
                     5.100%, 09/15/06                Aaa/AAA          304,500
  1,000,000        Narragansett, Rhode Island,
                     MBIA Insured
                     5.300%, 09/15/08                Aaa/AAA        1,013,750
    150,000        Newport, Rhode Island, MBIA
                     Insured
                     6.550%, 08/15/07                Aaa/AAA          165,000
    250,000        Newport, Rhode Island, Series
                     B, FGIC Insured
                     4.900%, 05/15/06                Aaa/AAA        $ 248,125
    500,000        Newport, Rhode Island, Series B,
                     FGIC Insured
                     5.000%, 05/15/07                Aaa/AAA          497,500
    500,000        Newport, Rhode Island, Series B,
                     FGIC Insured
                     5.100%, 05/15/08                Aaa/AAA          497,500
    100,000        Pawtucket, Rhode Island, MBIA
                     Insured
                     6.650%, 09/15/06                Aaa/AAA          109,875
    310,000        Pawtucket, Rhode Island, FGIC
                     Insured
                     5.625%, 04/15/07                Aaa/AAA          324,725
    500,000        Pawtucket, Rhode Island, FGIC
                     Insured
                     5.750%, 04/15/09                Aaa/AAA          521,250
     25,000        Providence, Rhode Island, MBIA
                     Insured
                     6.600%, 01/15/01                Aaa/AAA           27,031
    100,000        Providence, Rhode Island, MBIA
                     Insured
                     5.500%, 01/15/04                Aaa/AAA          104,375
    100,000        Providence, Rhode Island, MBIA
                     Insured
                     5.900%, 01/15/09                Aaa/AAA          105,750
    200,000        Providence, Rhode Island, MBIA
                     Insured
                     5.250%, 01/15/12                Aaa/AAA          195,000
    100,000        Providence, Rhode Island,
                     Series A, MBIA Insured
                     5.400%, 08/01/01                Aaa/AAA          104,250
     90,000        Providence, Rhode Island,
                     Series A, MBIA Insured
                     5.700%, 08/01/04                Aaa/AAA           94,838
    500,000        East Providence, Rhode Island,
                     MBIA Insured
                     5.400%, 05/15/07                Aaa/AAA          519,375
    100,000        Commonwealth of Puerto Rico,
                     Series A, MBIA Insured
                     5.750%, 07/01/09                Aaa/AAA          103,875
     50,000        Commonwealth of Puerto Rico,
                     Series A, FSA Insured
                     6.000%, 07/01/14                Aaa/AAA           52,062
    100,000        Commonwealth of Puerto Rico,
                     MBIA Insured
                     6.000%, 07/01/14                Aaa/AAA          104,125
    500,000        Commonwealth of Puerto Rico,
                     AMBAC Insured
                     5.850%, 07/01/15                Aaa/AAA          511,250
    500,000        Commonwealth of Puerto Rico,
                     AMBAC Insured
                     5.875%, 07/01/18                Aaa/AAA          512,500
     50,000        State of Rhode Island Refunding
                     Series A, FGIC Insured
                     6.000%, 06/15/02                Aaa/AAA           53,564
    300,000        Rhode Island Consolidated
                     Capital Development
                     Loan 1991 Series B, AMBAC
                     Insured 6.250%, 05/15/07        Aaa/AAA          321,750
    380,000        Rhode Island Consolidated
                     Capital Development Loan
                     1991 Series B, MBIA Insured
                     6.250%, 05/15/09                Aaa/AAA          409,450
    100,000        Rhode Island Consolidated
                     Capital Development Loan
                     1991 Series B, MBIA Insured
                     6.250%, 05/15/10                Aaa/AAA          106,750
  1,050,000        Rhode Island Consolidated
                     Capital Development Loan
                     1992 Series A, FGIC Insured
                      5.500%, 08/01/07               Aaa/AAA        1,089,375
     25,000        Rhode Island Consolidated
                     Capital Development Loan
                     1992 Series A, FGIC Insured
                     5.500%, 08/01/08                Aaa/AAA         $ 25,844
  1,000,000        Rhode Island Consolidated
                     Capital Development Loan
                     1993, AMBAC Insured
                     4.800%, 06/15/02                Aaa/AAA        1,013,750
  1,000,000        Rhode Island Consolidated
                     Capital Development Loan
                     1993 Series A, FGIC Insured
                     5.100%, 11/01/13                Aaa/AAA          953,750
    375,000        Town Of Scituate, Rhode Island,
                     MBIA Insured
                     5.500%, 04/01/09                Aaa/AAA          386,719
    390,000        South Kingstown, Rhode Island,
                     MBIA Insured
                     5.000%, 03/15/08                Aaa/AAA          387,075
    390,000        South Kingstown, Rhode Island,
                     MBIA Insured
                     5.050%, 03/15/09                Aaa/AAA          386,587
    125,000        South Kingstown, Rhode Island,
                     MBIA Insured
                     5.125%, 06/01/08                Aaa/AAA          125,156
    170,000        South Kingstown, Rhode Island,
                     MBIA Insured
                     5.200%, 06/01/09                Aaa/AAA          170,000
    170,000        South Kingstown, Rhode Island,
                     MBIA Insured
                     5.250%, 06/01/10                Aaa/AAA          169,363
    100,000        South Kingstown, Rhode Island,
                     MBIA Insured
                     6.300%, 12/15/11                Aaa/AAA          107,875
    400,000        South Kingstown, Rhode Island,
                     AMBAC Insured
                     4.900%, 11/15/07                Aaa/AAA          395,500
    150,000        Warwick, Rhode Island, MBIA
                     Insured
                     6.100%, 11/15/01                Aaa/AAA          160,312
     50,000        Warwick, Rhode Island, FGIC
                     Insured
                     7.000%, 11/15/02                Aaa/AAA           54,438
    195,000        Warwick, Rhode Island, FGIC
                     Insured
                     5.600%, 08/01/14                Aaa/AAA          197,925
    500,000        West Warwick, Rhode Island,
                     MBIA Insured
                     5.800%, 01/01/04                Aaa/AAA          530,000
    500,000        West Warwick, Rhode Island,
                     MBIA Insured
                     5.900%, 01/01/05                Aaa/AAA          530,000
    385,000        Woonsocket, Rhode Island, MBIA
                     Insured
                     5.125%, 03/01/11               Aaa/AAA           376,819
                     Total General Obligation Bonds                22,454,115

                   REVENUE BONDS (42.8%)
                   Higher Education Revenue Bonds
                     (13.4%)
     25,000        Rhode Island Health & Education
                     Building Corp - Higher
                     Education, Various Purpose
                     Series 1990 B, FSA Insured
                     7.250%, 09/15/06                Aaa/AAA           27,375
    100,000        Rhode Island Health & Education
                     Building Corp - Bryant College,
                     MBIA Insured 6.300%, 06/01/03   Aaa/AAA          108,125

     50,000        Rhode Island Health & Education
                     Building Corp - Bryant College,
                     MBIA Insured
                     5.550%, 06/01/03                Aaa/AAA         $ 52,125
    100,000        Rhode Island Health & Education
                     Building Corp - Bryant College,
                     MBIA Insured
                     5.800%, 06/01/05                Aaa/AAA          105,125
    100,000        Rhode Island Health & Education
                      Building Corp - Johnson &
                      Wales Series 1993, Connie
                      Lee Insured
                      5.200%, 04/01/04                NR/AAA          101,375
    200,000        Rhode Island Health & Education
                     Building Corp - Johnson &
                     Wales Series 1992A, Connie
                     Lee Insured
                     5.875%, 04/01/05                 NR/AAA          211,500
    150,000        Rhode Island Health & Education
                     Building Corp - Johnson &
                     Wales Series 1993, Connie Lee
                     Insured
                     5.750%, 04/01/12                 NR/AAA          151,312
    500,000        Rhode Island Health & Education
                     Building Corp - Johnson &
                     Wales Series 1993, Connie Lee
                     Insured
                     5.250%, 04/01/16                 NR/AAA          476,250
    150,000        Rhode Island Health & Education
                     Building Corp - Johnson &
                     Wales Connie Lee Insured
                     6.375%, 04/01/12                 NR/AAA          161,250
    300,000        Rhode Island Health & Education
                     Building Corp - Providence
                     Series 1993, MBIA Insured
                     5.600%, 11/01/09                Aaa/AAA          304,500
    300,000        Rhode Island Health & Education
                     Building Corp - Providence
                     Series 1993, MBIA Insured
                      5.600%, 11/01/10               Aaa/AAA          302,625
    200,000        Rhode Island Health & Education
                     Building Corp - School of
                     Design Series 1992, MBIA
                     Insured
                     5.800%, 06/01/05                Aaa/AAA          214,500
    500,000        Rhode Island Health & Education
                     Building Corp - Brown
                     University Series 1993, MBIA
                     Insured
                     5.400%, 09/01/18                Aaa/AAA          483,750
    500,000        Rhode Island Health & Education
                     Building Corp - Brown
                     University Series 1993, MBIA
                     Insured
                     5.375%, 09/01/23                Aaa/AAA          476,875
  1,000,000        Rhode Island Health & Education
                     Building Corp - Board of
                     Governors Series 1993B, MBIA
                     Insured
                     5.500%, 11/15/11                Aaa/AAA          997,500
     55,000        Rhode Island Health & Education
                     Building Corp - Board of
                     Governors Series 1993A, MBIA
                     Insured
                     5.500%, 09/15/13                Aaa/AAA           54,381
    245,000        Rhode Island Health & Education
                     Building Corp - Board of
                     Governors Series 1993B, MBIA
                     Insured
                     5.500%, 09/15/13                Aaa/AAA          242,244
    140,000        Rhode Island Health & Education
                     Building Corp - Board of
                     Governors Series 1993A, MBIA
                     Insured
                     5.250%, 09/15/23                Aaa/AAA          131,250
    450,000        Rhode Island Health & Education
                     Building Corp - Board of
                     Governors Series 1993A, MBIA
                     Insured
                     5.300%, 09/15/08                Aaa/AAA          451,125
    150,000        Rhode Island Health & Education
                     Building Corp - Salve Regina
                     Series 1993, Connie Lee
                     Insured
                     5.300%, 03/15/00                 NR/AAA          153,000
    150,000        Rhode Island Health & Education
                    Building Corp - Salve Regina
                    Series 1993, Connie Lee Insured
                    6.100%, 03/15/06                  NR/AAA          161,062


                                                                    5,367,249

                   Hospital Revenue Bonds (2.6%)
    100,000        Rhode Island Health & Education
                     Building Corporation - Women
                     & Infants Hospital Series
                     1992, FSA Insured
                     6.150%, 09/01/05                Aaa/AAA        $ 107,000
    400,000        Rhode Island Health & Education
                     Building Corporation - Women
                     & Infants Hospital Series
                     1992, FSA Insured
                     6.350%, 09/01/07                Aaa/AAA          430,500
    300,000        Rhode Island Health & Education
                     Building Corporation - Women
                     & Infants Hospital, FSA
                     Insured
                     6.550%, 09/01/13                Aaa/AAA          324,375
    150,000        Rhode Island Health & Education
                     Building Corp - Kent County
                     Memorial Hospital Series 1992,
                     MBIA Insured
                     6.000%, 07/01/06                Aaa/AAA          158,062
                                                                    1,019,937

                   Mortgage Revenue-Multi Family
                     (1.5%)
    300,000        Rhode Island Housing &
                     Mortgage Finance Corp, 1995
                     Series A, AMBAC Insured,
                     5.550%, 07/01/05                Aaa/AAA          309,750
    300,000        Rhode Island Housing &
                     Mortgage Finance Corp, 1995
                     Series A, AMBAC Insured,
                     5.450%, 07/01/04                Aaa/AAA          308,625

                                                                      618,375
                   Water and Sewer Revenue Bonds
                     (.9%)
    250,000        Kent County Water Authority
                     Revenue Bonds, 1994 Series
                     A, MBIA Insured,
                     5.700%, 07/15/04                Aaa/AAA          262,812
    100,000        Puerto Rico Commonwealth
                     Aqueduct & Sewer Authority,
                     (Escrowed to Maturity),
                     5.900%, 07/01/06                Aaa/AAA          102,375
                                                                      365,187

                   Utility Revenue Bonds (.4%)
    100,000        Puerto Rico Electric Power
                     Authority, Series Q, FSA
                     Insured
                     5.750%, 07/01/07                Aaa/AAA          104,625
     50,000        Puerto Rico Electric Power
                     Authority, Series O, FSA
                     Insured
                     6.000%, 07/01/10                Aaa/AAA           51,500
                                                                      156,125

                   Development Revenue Bonds
                     (18.3%)
    100,000        Rhode Island Convention Center
                     Authority, Series A, MBIA
                     Insured
                     6.100%, 05/15/02                Aaa/AAA          107,875
    150,000        Rhode Island Convention Center
                     Authority, Series A, MBIA
                     Insured
                     6.300%, 05/15/04                Aaa/AAA          163,125

    100,000        Rhode Island Convention Center
                     Authority,
                     Series A, MBIA Insured
                     6.375%, 05/15/23                Aaa/AAA        $ 109,000
    500,000        Rhode Island Convention Center
                     Authority,
                     Series B, MBIA Insured
                     5.000%, 05/15/07                Aaa/AAA          496,250
    500,000        Rhode Island Convention Center
                     Authority,
                     Series A, AMBAC Insured
                     5.400%, 05/15/08                Aaa/AAA          508,125
    300,000        Rhode Island Convention Center
                     Authority,
                     Series A, AMBAC Insured
                     5.500%, 05/15/13                Aaa/AAA          295,875
    300,000        Rhode Island Public Building
                     Authority State Public
                     Projects, 1990A, AMBAC Insured
                     ( Escrowed to Maturity)
                     6.600%, 02/01/02                Aaa/AAA          328,125
    500,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series 1993A,
                     AMBAC Insured
                     5.100%, 02/01/05                Aaa/AAA          505,625
  1,000,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series 1993A,
                     AMBAC Insured
                     5.250%, 02/01/10                Aaa/AAA          983,750
    785,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series 1990A,
                     AMBAC Insured
                     6.000%, 02/01/11                Aaa/AAA          809,531
    710,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series 1990A,
                     AMBAC Insured
                     (Escrowed to Maturity)
                     6.000%, 02/01/11                Aaa/AAA          749,050
    370,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series 1989A,
                     AMBAC Insured
                     (Escrowed to Maturity)
                     7.000%, 02/01/07                Aaa/AAA          404,225
     35,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series 1989A,
                     AMBAC Insured
                     (Escrowed to Maturity)
                     6.750%, 02/01/10                Aaa/AAA           38,019
    250,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series A,
                     MBIA Insured
                     5.250%, 08/01/06                Aaa/AAA          250,452
    600,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series A,
                     MBIA Insured
                     5.250%, 08/01/07                Aaa/AAA          600,468
    500,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series A,
                     MBIA Insured
                     5.550%, 12/15/14                Aaa/AAA          496,875
    500,000        Rhode Island Public Building
                     Authority State Public
                     Projects, Series A,
                     MBIA Insured
                     5.550%, 12/15/15               Aaa/AAA           490,625

                                                                    7,336,995

                   Pollution Control Revenue
                     Bonds (1.3%)
    200,000        Rhode Island Clean Water
                     Protection, Series A 1993,
                     MBIA Insured
                     5.300%, 10/01/07                Aaa/AAA        $ 206,000
    300,000        Rhode Island Clean Water
                     Protection, Series A 1993,
                     MBIA Insured
                     5.400%, 10/01/09                Aaa/AAA          303,375

                                                                      509,375

                   Other Revenue Bonds (4.4%)
    210,000        State of Rhode Island
                     Depositors Economic
                     Protection Corp Series A,
                     FSA Insured
                     6.000%, 08/01/01                Aaa/AAA          222,600
    135,000        State of Rhode Island
                     Depositors Economic
                     Protection Corp Series B,
                     MBIA Insured
                     5.500%, 08/01/06                Aaa/AAA          139,894
    355,000        State of Rhode Island
                     Depositors Economic
                     Protection Corp Series A,
                     MBIA Insured
                     5.625%, 08/01/09                Aaa/AAA          369,200
    500,000        State of Rhode Island
                     Depositors Economic
                     Protection Corp Series A,
                     MBIA Insured
                     6.000%, 08/01/14                Aaa/AAA          518,750
    500,000        State of Rhode Island
                     Depositors Economic
                     Protection Corp Series B,
                     MBIA Insured
                     5.250%, 08/01/21                Aaa/AAA          497,500

                                                                    1,747,944
                 Total Revenue Bonds                               17,121,187
                 Total Investments - 98.9%
                   (Cost $38,858,584 *)                            39,575,302
                 Other assets in excess of
                   liabilities - 1.1%                                 428,572
                 Net Assets - 100%                               $ 40,003,874

  (*)  Cost for Federal income tax purposes is identical.

        PORTFOLIO ABBREVIATIONS:

        AMBAC       - American Municipal Bond Assurance Corp.
        FGIC        - Financial Guaranty Insurance Co.
        FSA         - Financial Security Assurance
        MBIA        - Municipal Bond Investors Assurance Corp.

           See accompanying notes to financial statements.

                  NARRAGANSETT INSURED TAX-FREE INCOME FUND
                    STATEMENT OF ASSETS AND LIABILITIES
                        DECEMBER 31, 1996 (unaudited)

ASSETS
Investments at value (identified cost - $38,858,584)            $ 39,575,302
Receivable for Fund shares sold                                       65,405
Interest receivable                                                  635,299
Due from Administrator for reimbursement of expenses                  89,203
Other assets                                                          10,115
    Total assets                                                  40,375,324

LIABILITIES
Cash overdraft                                                       323,111
Dividends payable                                                     22,575
Accrued expenses                                                       4,356
Distribution fees payable                                             14,113
Adviser and Administrator fees payable                                 7,295
    Total liabilities                                                371,450

NET ASSETS                                                      $ 40,003,874


Net Assets consist of:
Capital Stock - Authorized 80,000,000 shares, par
  value $.01 per share                                               $ 39,461
Additional paid-in capital                                         39,249,643
Accumulated net loss on investments                                    (1,948)

Net unrealized appreciation on investments                            716,718
                                                                 $ 40,003,874

CLASS A
  Net Assets                                                     $ 39,808,971
  Capital shares outstanding                                        3,926,827
  Net asset value and redemption price per share                      $ 10.14
  Offering price per share (100/96 of $10.14 adjusted to
    nearest cent)                                                     $ 10.56

CLASS C
  Net Assets                                                        $ 194,799
  Capital shares outstanding                                           19,219
  Net asset value and offering price per share                        $ 10.14
  Redemption price per share (*  varies by length of
    time shares are held)                                                 $ *

CLASS Y
  Net Assets                                                            $ 104
  Capital shares outstanding                                               10
  Net asset value, offering and redemption price per share            $ 10.14

                 See accompanying notes to financial statements.

             NARRAGANSETT INSURED TAX-FREE INCOME FUND
                     STATEMENT OF OPERATIONS
        FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (unaudited)

<S)
Investment Income:
  Interest income                                                 $ 1,032,694

Expenses:

Investment Adviser fees (note B)                      $ 45,127
Administrator fees (note B)                             52,852
Distribution fees (note B)                              29,759
Transfer and shareholder servicing agent fees           19,000
Shareholders' reports and proxy statements              18,000
Legal fees                                              15,000
Trustees' fees and expenses                             12,000
Audit and accounting fees                               10,000
Custodian fees (note F)                                  5,157
Registration fees and dues                               4,000
Insurance                                                  400
Miscellaneous                                           18,899
                                                       230,194
Investment Adviser fees waived (note B)                (35,236)
Administrator fees waived (note B)                     (41,103)
Reimbursement of expenses by Administrator
  (note B)                                            (108,223)
Expenses paid indirectly (note F)                       (3,739)
  Net expenses                                                         41,893
Net investment income                                                 990,801
Realized and unrealized gain (loss) on
  investments:
Net realized loss from securities transactions          (1,948)
Change in unrealized depreciation on investments       892,116
Net realized and unrealized gain on investments                       890,168
Net increase in net assets resulting from
  operations                                                      $ 1,880,969

              See accompanying notes to financial statements.

               NARRAGANSETT INSURED TAX-FREE INCOME FUND
                 STATEMENTS OF CHANGES IN NET ASSETS
                             (unaudited)

                                         Six Months Ended         Year Ended
                                         December 31, 1996     June 30, 1996
OPERATIONS:
  Net investment income                          $ 990,801        $ 1,912,631
  Net realized loss from securities
   transactions                                    (1,948)                -
  Change in unrealized appreciation
    on investments                                 892,116            375,457
  Change in net assets from operations           1,880,969          2,288,088

DISTRIBUTIONS TO SHAREHOLDERS (note E):
  Class A Shares:
  Net investment income                          (972,753)        (1,912,631)
  Distributions in excess of net
    investment income                             (30,635)                -
  Net realized gain on investments                      -                 -

  Class C Shares:
  Net investment income                            (2,189)                -
  Distributions in excess of net
    investment income                                (336)                -
  Net realized gain on investments                      -                 -

  Class Y Shares:
  Net investment income                                (2)                -
  Distributions in excess of net
    investment income                                   -                 -
  Net realized gain on investments                      -                 -
  Change in net assets from
    distributions                               (1,005,915)        (1,912,631)

CAPITAL SHARE TRANSACTIONS (note G):
  Proceeds from shares sold                      3,410,631          6,562,446
  Reinvested dividends and distributions           510,045            917,354
  Cost of shares redeemed                       (2,780,105)        (4,239,774)
  Change in net assets from capital
     share transactions                          1,140,571          3,240,026


  Change in net assets                           2,015,625          3,615,483

NET ASSETS:
  Beginning of period                           37,988,249         34,372,766
  End of period                               $ 40,003,874       $ 37,988,249

                    See accompanying notes to financial statements.

                  NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       NOTES TO FINANCIAL STATEMENTS
                               (unaudited)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

        (1) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

            In Fiscal 1997, the Fund began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Fund's net asset value or distribution policy and conforms to the amortization policy followed by the Fund for Federal tax purposes.

        (2)  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME:
Securities transactions are recorded on the trade date.
Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

        (3) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

        (4) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

        (5) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B - MANAGEMENT ARRANGEMENTS AND FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:

    Management affairs of the Fund are conducted through two separate management arrangements.

    Citizens Trust Company (the "Adviser"), part of Citizens Bank, serves as Investment Adviser to the Fund. In this role, under an Investment Advisory Agreement, the Adviser supervises the Fund's investments and provides various services to the Fund for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% of the net assets of the Fund.

    The Fund also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Fund's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Fund's investments. These include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.27 of 1% of the net assets of the Fund.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Fund's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. No such reduction in fees was required during the six months ended December 31, 1996.

    For the six months ended December 31, 1996, the Fund incurred fees under the Advisory Agreement and Administration Agreement of $45,127 and $52,852, respectively, of which amounts the Adviser and Administrator waived $35,236 and $41,103, respectively. Additionally, the Administrator voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $108,223.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1996, the Distributor received sales commissions in the amount of $1,948.

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by the Distributor, including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 1996, service fees on Class A Shares amounted to $29,167, of which the Distributor received $588.

    Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1996, amounted to $444, of which the Distributor received $444.

    In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1996, amounted to $148, of which the Distributor received $148.

    Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

NOTE C - PURCHASES AND SALES OF SECURITIES:

    During the six months ended December 31, 1996, purchases of securities and proceeds from the sales of securities aggregated $3,149,389 and to $1,686,216, respectively.

    At December 31, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $865,826 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $149,108, for a net unrealized appreciation of $716,718.

NOTE D - PORTFOLIO ORIENTATION:

    Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 65% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies.

    The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 1996, the Fund had 3.9% of its total net assets invested in eight Puerto Rico municipal issues, all of which are rated AAA and insured or collateralized by U.S. Treasury securities.

    At December 31, 1996, 99.2% of the securities in the Fund were insured. The balance were collateralized by U.S. Treasury securities. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

NOTE E - DISTRIBUTIONS:

    The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

NOTE F - CUSTODIAN FEES:

    The Fund has negotiated an expense offset agreement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1996, the Fund's custodian fees amounted to $5,157, of which $3,739 was offset by such credits. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

NOTE G - CAPITAL SHARE TRANSACTIONS:

Transactions in Capital Shares of the Fund were as follows:

                                 Six Months Ended          Year Ended
                                 December 31, 1996         June 30, 1996
                               Shares       Amount       Shares       Amount
CLASS A SHARES:
  Proceeds from shares sold    326,920   $ 3,211,655    659,760   $ 6,562,246
  Reinvested dividends and
    distributions               50,634       509,082     91,389       917,354
  Cost of shares redeemed     (276,565)   (2,773,011)  (431,888)   (4,239,774)
  Net change                   100,989     $ 947,726    319,261   $ 3,239,826

                                                              Year Ended
                                                            June 30, 1996*
                                                          Shares       Amount
CLASS C SHARES:
  Proceeds from shares sold     19,815     $ 198,976         10         $ 100
  Reinvested dividends and
    distributions                   95           961          -             -
  Cost of shares redeemed         (701)       (7,094)         -             -
  Net change                    19,209     $ 192,843         10         $ 100

                                                              Year Ended
                                                             June 30, 1996*
                                                           Shares      Amount
CLASS Y SHARES:
  Proceeds from shares sold         -             -          10        $ 100
  Reinvested dividends and          -             2           -           -
    distributions
  Cost of shares redeemed           -             -           -           -
  Net change                        -             2          10        $ 100
Total transactions in
   Fund shares                120,198   $ 1,140,571      319,281   $ 3,240,026

* From May 1, 1996 (date of inception) through June 30, 1996.

                NARRAGANSETT INSURED TAX-FREE INCOME FUND
                         FINANCIAL HIGHLIGHTS
                            (unaudited)


For a share outstanding throughout each period

                                                 Class A(1)
                                             Year Ended June 30

                         Six Months                                Period
                           Ended                                   Ended
                      Dec. 31, 1996    1996      1995     1994   June 30, 1996
Net Asset Value,
  Beginning of Period       $9.93      $9.80     $9.44    $10.07    $9.60

Income from Investment
  Operations:
  Net investment income      0.26       0.52      0.54      0.53     0.39
  Net gain (loss) on
    securities (both
    realized and
    unrealized)              0.21       0.13      0.36     (0.63)    0.47

  Total from Investment
    Operations               0.47       0.65      0.90     (0.10)    0.86

Less Distributions:
  Dividends from net
    investment income       (0.26)     (0.52)    (0.54)    (0.53)   (0.39)
  Distributions from
    capital gains              -          -         -         -        -

  Total Distributions       (0.26)     (0.52)    (0.54)    (0.53)   (0.39)

Net Asset Value, End
  of Period                $10.14      $9.93     $9.80     $9.44    $10.07

Total Return (not
  reflecting sales
  charge)(%)                4.82#       6.72      9.82     (1.11)    9.18#

Ratios/Supplemental
  Data
  Net Assets, End of
    Period ($
    thousands)             39,809     37,988    34,373     31,660   15,249
  Ratio of Expenses to
    Average Net Assets
    (%)                     0.21*       0.14      0.06       0.02       0*
  Ratio of Net
   Investment Income
   to Average Net
   Assets (%)               5.12*       5.19      5.63       5.30     5.28*
 Portfolio Turnover
   Rate (%)                  0.63          0         0          0     2.56#

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
  Net Investment
    Income ($)               0.21       0.42       0.43       0.40     0.20
  Ratio of Expenses to
    Average Net Assets
    (%)                     1.17*       1.17       1.19       1.32     2.56*
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)              4.15*       4.16       4.50       4.00     2.72*

(1) Designated as Class A Shares on May 1, 1996.

(2) From September 10, 1992 (commencement of operations) to June 30, 1993.

 #  Not annualized

 *  Annualized.

For a share outstanding throughout each period

                                 Class C(1)                 Class Y(1)

                            Six Months   Period(2)    Six Months   Period(2)
                            Ended        Ended        Ended        Ended
                            Dec. 31,     June 30,     Dec. 31,     June 30,
                            1996         1996         1996         1996
Net Asset Value,
  Beginning of Period        $9.93        $9.94        $9.93        $9.94
Income from Investment
  Operations:
  Net investment income       0.21         0.07         0.25         0.09
  Net gain (loss) on
    securities (both
    realized and
    unrealized)               0.21        (0.01)        0.21        (0.01)

  Total from Investment
    Operations                0.42         0.06         0.46         0.08

Less Distributions:
  Dividends from net
    investment income        (0.21)       (0.07)       (0.25)        (0.09)
  Distributions from
    capital gains               -            -            -             -
  Total Distributions        (0.21)       (0.07)       (0.25)        (0.09)

Net Asset Value, End
  of Period                 $10.14        $9.93       $10.14          9.93


Total Return (not
  reflecting sales
  charge) (%)                4.29#        0.60#        4.64#         0.80#

Ratios/Supplemental Data
  Net Assets, End of
    Period ($ thousands)       195          0.1          0.1           0.1
  Ratio of Expenses to
    Average Net Assets (%)   1.05*        0.20#         0.21*        0.14#
  Ratio of Net Investment
    Income to Average Net
    Assets (%)               4.28*        0.72#         5.12*        0.89#
  Portfolio Turnover
    Rate (%)                  0.63            0          0.63            0

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:

  Net Investment Income
    ($)                       0.16         0.06          0.21         0.08
  Ratio of Expenses to
    Average Net Assets (%)   2.02*        0.32#         1.02*        0.15#
  Ratio of Net Investment
    Income to Average Net
    Assets (%)               3.31*        0.61#         4.30*        0.77#

(1) New Class of Shares established on May 1, 1996.

(2) From May 1, 1996 to June 30, 1996.

 #  Not annualized

 *  Annualized.

                        See accompanying notes to finacial statements.

REPORT ON THE ANNUAL AND SPECIAL MEETINGS OF SHAREHOLDERS (UNAUDITED)

            The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on October 7, 1996.* At the meeting, the following matters were submitted to a shareholder vote and approved:

    (i)         the election of Lacy B. Herrmann, Vernon R. Alden, Paul Y.
       Clinton, David A. Duffy, Robert L. Krakoff, William J. Nightingale, and J. William Weeks as Trustees to hold office until the next annual meeting of the Fund's shareholders or until his or her successor is duly elected (each Trustee received at least 21,598,216.25 affirmative votes (96.77%); no more than 721,902.35 votes (3.23%) were withheld for any Trustee), and

    (ii) the ratification of the selection of KPMG Peat Marwick LLP as the Fund's independent auditors for the fiscal year ending June 30, 1997 (votes for: 21,678,204.30 (97.12%); votes against: 265,227.20
       (1.19%); abstentions: 376,687.10 (1.69%); broker non-votes: 0
       (0.00%)).
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* On the record date for this meeting, the holders of 3,817,441 Class A
Shares, 10 Class C Shares, and 10 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $37,983,736.95. The holders of shares entitled to vote representing a total net asset value of $22,320,118.60 (58.76%) were present in person or by proxy at the meeting.